                                                 Empirical Ventures, Inc.

                                                     2775 Fir Street, Suite 3E

                                                Vancouver BC, Canada, V6J3C2

Securities and Exchange Commission                                           June 21, 2007

Washington DC

Attention: Janice McGuirk

RE: Empirical Ventures, Inc.

Registration Statement on Form SB-2A File No. 333-120486

Ladies and Gentlemen,

We are writing in response to your comment letter of March, 2007

Prospectus Summary

Our Business and Business Strategy

1. We note the disclosure regarding the estimated spending for the twelve month commencing October 1, 2006. Since over five months have passed, provide clear disclosure as to the actual spending during this period and what activities have, occurred to date related to the expenditures. In addition, we continue to note that the disclosure regarding the estimated offering expenses that are your estimated expenses for the next year. This disclosure is unclear and inconsistent with the disclosure preceding this statement.

We have noted this comment and have revised this section of our summary to include the amount of time and funds spent to date and have revised our expenses for the next year making them consistent

To date we have spent a total of $10,510 on software development, $1950 website development and other related costs. We anticipate spending approximately $235,000 in the next five months for similar purposes that are contingent on the receipt of additional funding.

Risk Factors, page 5

1. Please explain the reference to the "remaining amount of $3,000 of Mr. Ward's initial agreement'' The disclosure indicates that Mr. Ward agreed to provide up to $18,000, however, he has provided $30,000 to date. it appears that Mr. Ward has not agreed to provide any additional funding Please revise the disclosure throughout the prospectus accordingly.

We have noted this comment and have revised our disclosure through out the prospectus accordingly.  Mr. Ward’s additional commitment of $18,000 was to cover development expenses from October 1, 2006, the date of his commitment, through October 1, 2007.

3. Explain the statement that Mr. Ward will and has continued to loan additional funds to the company as long as he is able or is able, to secure another form of third party funding," It appears that Mr. Ward has provided more than the $18,000 of the verbal agreement and as such the disclosure is inconsistent.

We have noted this comment and have revised our disclosure to make it more consistent.  See response to Comment No. 2.  We have set out the contingency of Mr. Ward’s refusal or inability to complete his commitment as a risk factor; he has, to-date, paid funds as promised and has f no intention to not complete such payments.

4. Please remove references to "third party funding through private placements, shareholder loans or initial public offerings from the risk factor discussing Mr. Ward's agreement to provide additional funding, since this would appear to refer to the company raising funding, rather than Mr. Ward.

We have removed all references to third party funding from this risk factor.

5. Please clarify the disclosure that this loan is "payable upon receipt of additional funding." Clarify whether this means that as soon as the company receives any additional funding the loan becomes due, regardless of the circumstances of the company at the time and regardless of whether this would result in the company becoming liquidated. We may have further comment.

We have revised our disclosure to clarify the terms of Mr. Wards loan to the company.

6. Please clarify the statement that "no-fixed rate of interest will be applied" (emphasis added). Does this mean that the interest rate could be variable or do you mean that no interest will be charged on the amount owed?

We have clarified this statement.

The terms of Mr. Ward’s loan to the company, is the amount is due and payable upon receipt of additional funding, in part or in full depending on the amount of funding received, in order not effect the progress of the business and 0% interest will be applied.

Security Ownership of Certain Beneficial Owners and Management, Page 20

7, We reissue comment four from our letter dated January 24, 2007, Revise the beneficial ownership table to include the shares owned by Marcella Ward as part of the shares beneficially owned by Derek Ward and provide a footnote disclosing the nature of the beneficial ownership through his wife.

We have noted this comment and have revised our disclosure as to the beneficial ownership through his wife.  Please note: that Marcella Ward is not a selling shareholder.

Organization within Last Five Years, page 26

8. We note the removal of the disclosure that you will not seek a merger or acquisition within the next twelve months and that you have a specific business plan to execute. Please explain the basis for removal or add back the disclosure. We may have further comment.

We have removed this statement as it was repetitive in this paragraph.

The Company has a specific business plan or purpose or has indicated that its business plan is not to engage in a merger or acquisition with an unidentified company or companies, or other entity for one year.  The Company is registering its shares in order to enter the public market and raise additional capital in order to fulfill its business plan. (SEE Organization within Last Five Years, page 25)

9. We continue to note inconsistencies regarding the funding available and the funding necessary to continue with your business development. For example, we note the statement that further financing is required for the further development, marketing and distribution of the product." Contrast this with the statement that "at present we have sufficient funds to commence upgrades to our software program." Reconcile disclosure throughout the prospectus.

We have noted this comment and have revised any inconsistencies

10. Add a risk factor regarding the requirement to incur additional expenditures in upgrading and developing the software

We have added a risk factor to provide more complete disclosure.

To date we have spent a total of $10,510 on the additional development of our software. If we are unable to complete further upgrades to our software totaling $234,490, we may face delays in completing our business plan or the possibility of defaulting on our agreement, causing our business to be severely impeded or the complete failure of our business.

11. Clarify when the software was originally developed. Clarify when 3493734 Manitoba received the assets of World Star. Clarify whether this was through a bankruptcy or other liquidation.

We have noted this comment and have added disclosure as to when the software was developed and how 3493734 Manitoba obtained the Darrwin software program.  As noted, it obtained the software in payment of a secured debenture.

12. We reissue comment seven from our letter dated January 24, 2007. Clarify whether there is a specific time period during which the additional expenditures of $245,000 in upgrades and development must occur If not, clarify how it would be determined that the company is in default of the agreement. We may have further comment.

We have noted this comment and have revised our disclosure.  There is no specific time period in which we must make the additional development expenditure payments.  However, since both the Company and Manitoba (by reason of its royalty) are dependent on maximizing the software’s functionality to realize revenues, we intend to make these payments as soon as possible, pending funding.

13.  As previously requested, please explain how the company "would most likely continue with the development as opposed to abandoning the project' in the event the company is not able to obtain further loan. We note in this regard that the company's president has verbally agreed to support a minimum budget, loaning funds to the company "as long as he is able'. This disclosure appears inconsistent with the disclosure throughout the prospectus that he has orally agreed to loan up to $18,000 (which amount has already been loaned) during the next 12 months, in addition, he is not legally obligated to provide such funding. We note further that it does not appear that the company has my other firm sources of funds or commitments at this time. If otherwise, this should be made clear here and throughout the prospectus where appropriate

We have noted this comment and have revised our disclosure throughout the prospectus.  This risk factor considers the nature of Mr. Ward’s commitment and our likely inability to pursue claims against him in the event of a default.  We intend to develop and market the software, with Mr. Ward’s funding or otherwise.

14. Further, please clarify here and throughout the prospectus where appropriate how the $245,000 in development expenditures will be paid as required by the agreement. What is the source of funds to be used?

We have noted this comment and have revised our disclosure accordingly.  We do not currently have the means to pay all of the additional development expenses.  Our plan is, upon this registration statement being declared effective, is to seek funds in a private placement from either existing or new shareholders.  As the Staff is aware, the Company’s ability to finance its operations through private debt or equity offerings has been limited by the delays in effectiveness of this registration statement, and the Company’s ability to move forward and implement its business plan have been substantially stalled.  When this registration statement is effective, we can then approach our shareholders and others, or retain a broker-dealer to make such approaches, to obtain additional funding.

Current and Planned Development, page 26

15. In the penultimate paragraph of this section, you refer to the cost estimate of your three principal categories of your business plan to be $245,000. It appears that the company is required to meet $245,000 in development expenditures, as a provision of the agreement. Please clarify if true, that this is the same $245,000 in expenditures.

We have noted this comment and are verifying that the $245,000 in development expenditures is the same $245,000 in expenditures.  Simply put, if we are unable to raise the $245,000 in development expenditures, or investment in the software will be substantially diminished and we will likely seek to renegotiate our contract with Manitoba or surrender rights to the software in exchange for a negotiated payment if any.

16. Further, you state that you have "sufficient funds to commence these upgrades and have commenced upgrades..." From the disclosure, it appears that presently you have a cash balance of $27,880 which included the $3,000 remaining from the $30,000 loan from Mr. Ward, Please specifically disclose how the remaining costs of the upgrades will be paid for.

We have noted this comment and have revised our disclosure.  Upon this registration statement being declared effective, we intend to approach existing shareholders and others seeking private debt or equity funding.

17. In the last sentence of this section, you disclose that you are able to proceed on a limited basis "of approximately 20 to 30 hours per week of analysis and programming time at a cost of $60 per hour." Inasmuch as that would equate to approximately $1,200 to $1,800 per week, please disclose how long this is estimated to take to complete these tasks. Also, clarify how long you can continue this development given the current cash balance,

We have revised our disclosure to indicate the amount of time that that we can continue given our current cash balance.

 Upgrades to the Darrwin Software Program page 28

18. We note here and elsewhere that the migration XP and testing will be completed by the end of February and that you anticipate being online in February, 2007. Since it is now March, please provide an update of the status of this work. We note in this regard that the website www.darrwin-travel.com does not appear to be functioning at this time. If there are delays, explain the reason(s) for the delays.

We have noted this comment and did encounter delays due to a malfunction with the company’s server, we have since rectified this problem. And our website is on line at www.darrwin-travel.com.

19. We note the last sentence under this heading that you "Will explore these additional upgrades upon completion of our upgrade to XP Professional". (emphasis added) Please explain whether this means that you may decide to do these further upgrades at a later date or you may decide whether or not to do them at all. Please clarify. As previously requested, provide a more detailed discussion of the planned software upgrades.

We have noted this comment and have provided a more detailed discussion in this section.

Development of Web Site end Test Site page 28

20. Please outline the principal provisions of the agreement with Marshmallow Moon Publishing and file the executed agreement as an exhibit to the registration statement as required by Item 601 (b) of Regulation S-B,

We do not have an executed agreement with Marshmallow Moon Publishing, as now noted in the amended registration statement.

21. Please provide the website address for the company.

The website Address for the company is: www.darrwin-travel.com

22. Referring to the last sentence of this section please revise to explain with specificity "[W]e have identified the environment and method for developing the software test, and have identified companies or individuals that have the ability to complete such a software test site."

We have revised our disclosure in this section to make it more specific. Development and testing is driven, in part, by pre- marketing activities that help us to hone the nature of services the software will provide and refine the delivery method.  We now believe we have a more complete understanding of our prospective customer so that we can test to success for their expected applications.

Plan of Operation

Registering Trademark. page 32

23. Please update the status of the processing of your trademark. Has the company paid the $3,000 to Coastal Trade Mark Services? Please disclose.

To date we have spent a total of $1080 on trade marking services, this included, the name search and trademark application in Canada. We anticipate performing the same functions in the United States during July 2007.

Upgrade of Software, page 32

24. Please revise the last sentence of this section to be more specific as to the additional time you anticipate will be necessary without additional funding.

We have revised this last sentence as to the additional time we anticipate will be necessary without additional funding.

25. With respect to the Starcom budget presented on page 32, please indicate under the heading "Migrate all code from Windows 2000 to XP" the number of hours spent to date on this project, as opposed to the budgeted time of 150 hours.

We have noted this comment and have revised our disclosure to indicate the number of hours spent to date on development.

Management's Discussion and Analysis.

Results of 0perations, page 34

26. Please explain the basis for calculating the working capital surplus in the first paragraph at the top of page 34.

We have noted this comment and have revised our disclosure.  The working capital surplus was calculated by netting our current available cash with the development and operation budget, which includes a portion of the costs of this offering.  Additionally, we made an error with respect to this calculation and have since corrected this error.

27. Expand the fifth paragraph to provide specificity with regards to plans for a private placement, obtaining shareholder loans, or initial public offering, If there are no specific present plans, a statement to that effect should be made.

We have noted this comment and have revised our disclosure accordingly.  We have plans, but no specific, present plans.  We have not, for example, contacted our shareholders seeking additional funding, nor have we commenced interviewing broker-dealers who would participate in any future private offering.  We are somewhat limited by provisions of SEC Rule 135 with respect to public disclosures of plans of private offerings.

28. Please expand the sixth paragraph to provide more specificity with respect to the possible scenario in the event the company receives no additional funding, it will eventually have to cease operations. (emphasis added) What exactly do you mean by this?

We have noted this comment and have revised our disclosure in this section.  We have no revenues and are not yet in a position to generate revenues.  We can survive so long as Mr. Ward or others are willing to advance funds, but please understand such funding cannot continue indefinitely.

Financial Statements page F-2

29. Your attention is directed to Item 310 (g) of Regulation S-B and the need for updated financial statements and related disclosures.

We have noted this comment and have provided updated financial statements for the period ending

March 31, 2007

Statements of Operations page F- 15

30. Despite your response to our comment 26 from our letter dated January 24, 2007, the amounts shown in the operating statement for the year ended June 30, 2005 on page F-I 5 do not agree with those on page F-4. It appears that the charge for impairment of intangible assets has been omitted. Please revise your updated operating statements and statements of cash flows as necessary, to include consistent amounts.

We have noted this comment and revised and updated our financial statements for the period ending

March 31, 2007

Exhibit 23.1

31. Provide a currently dated consent of the independent accountant in any amendment to the registration statement. The consent filed in your February 9, 2007 amendment was dated November 11, 2006 and is not current within 30 calendar days. Please revise.

We have noted this comment and have had our consent updated from our independent auditor

Part II,

Recent Sales of Unregistered Securities

32. We note your response to comment 28 from our letter dated January 24, 2007 and reissue the comment. Please disclose the transaction involving Mr. Cherrett and the 100,000 shares issued to him.

We have noted this comment and there have never been any shares issued to Mr. Cherrrett personally and we  have revised this section to reflect the transaction involving Mr. Larry Cherrett as an officer and director of 3493734 Manitoba and the 100,000 shares of common stock issued to 3493734 Manitoba Ltd. Page II-3

“By agreement dated May 18, 2004, 100,000 of the company’s common shares were issued to 3493734 Manitoba Ltd. as part of the acquisition of the Darrwin software program and were subsequently cancelled as a result of our amended agreement November 17, 2005 (See Exhibit 10.1)”

Yours truly,

/s/Derek Ward

Derek Ward,

President

The Company hereby acknowledges that:

•

the Company is responsible for the adequacy and accuracy of the disclosure in the filings;

•

staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from talking any action with respect to the fling; and

•

the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.